Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 654,058.0		₨ 779,201.7	$ 9,457.2
Weighted average interest rate	5.30%		4.90%	5.30%
Maximum amount outstanding	₨ 957,026.5	$ 13,837.9	₨ 865,997.0
Average amount outstanding	705,161.6	$ 10,196.1	512,626.7
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	9,155.9		28,585.7	$ 132.4
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	363,921.2		391,950.0	5,262.0
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	280,980.9		307,066.6	4,062.8
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 0.0		₨ 51,599.4	$ 0.0